Other Receivables and Other Income (Details 1) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Agency fee income from ancillary services	39,847	46,809	36,706
Other income	9,571	6,467	13,153
Other income - Note 7	49,418	53,276	49,859	49,859